Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7:-	PROPERTY, PLANT AND EQUIPMENT, NET

Balance as of December 31, 2018:

	Laboratory equipment	Office furniture and equipment	Computers	Leasehold Improvements	Factory Leasehold	Total
Cost
Balance as of January 1, 2018	3,428	293	356	2,652	4,453	11,182
Additions	98	8	83	-	23,542	23,731
Deductions	(300)	(182)	-	(2,652)	-	(3,134)

Balance as of December 31, 2018	3,226	119	439	-	27,995	31,779

Accumulated Depreciation

Balance as of January 1, 2018	3,296	177	310	1,889	-	5,672
Additions	57	12	50	141	-	260
Deductions	(276)	(96)	-	(2,030)	-	(2,402)

Balance as of December 31, 2018	3,077	93	360	-	-	3,530

Depreciated cost as of December 31, 2018	149	26	79	-	27,995	28,249

Depreciated cost as of December 31, 2018 (convenience translation into U.S. dollars) (Note 2c)	40	7	21	-	7,469	7,537

Balance as of December 31, 2017:

	Laboratory equipment	Office furniture and equipment	Computers	Leasehold Improvements	Factory Leasehold	Total
Cost
Balance as of January 1, 2017	3,411	293	318	2,652	-	6,674
Additions	17	-	38	-	4,453	4,508

Balance as of December 31, 2017	3,428	293	356	2,652	4,453	11,182

Accumulated Depreciation

Balance as of January 1, 2017	3,116	160	287	1,668	-	5,231
Additions	180	17	23	221	-	441

Balance as of December 31, 2017	3,296	177	310	1,889	-	5,672

Depreciated cost as of December 31, 2017	132	116	46	763	4,453	5,510

Depreciated cost as of December 31, 2017 (convenience translation into U.S. dollars) (Note 2c)	35	31	12	204	1,188	1,470